Supplemental Items	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Supplemental Items
18. Supplemental Items
In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2022, employee compensation costs of $14.2 million (2021 - $13.5 million) were included in operating expenses and $20.8 million (2021 - $18.4 million) were included in general and administrative expenses on a gross basis.